Restructuring, Impairment and Plant Closing and Transition Costs - Schedule of Accrued Restructuring Costs (Details) $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($) position
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	$ 8
Accrued restructuring costs at the end of the period	5
Current portion of restructuring reserves	3
Long-term portion of restructuring reserve	2
2018 initiatives and prior
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	4
Restructuring charges	3
Restructuring payments	(3)
Accrued restructuring costs at the end of the period	4
2020 initiatives
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	3
Restructuring payments	(3)
Accrued restructuring costs at the end of the period	0
Workforce reductions
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	8
Accrued restructuring costs at the end of the period	5
Current portion of restructuring reserves	3
Long-term portion of restructuring reserve	$ 2
Number of positions terminated | position	56
Number of positions terminated requiring future payment | position	26,000,000
Workforce reductions | 2018 initiatives and prior
Accrued restructuring costs roll forward
Restructuring charges	$ 0
Restructuring payments	0
Workforce reductions | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring payments	(3)
Other restructuring costs
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	0
Accrued restructuring costs at the end of the period	0
Current portion of restructuring reserves	0
Long-term portion of restructuring reserve	0
Other restructuring costs | 2018 initiatives and prior
Accrued restructuring costs roll forward
Restructuring charges	3
Restructuring payments	(3)
Other restructuring costs | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring payments	$ 0